Document and Entity Information	Oct. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001609809
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	SERES THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37465
Entity Tax Identification Number	27-4326290
Entity Address, Address Line One	101 Cambridgepark Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	945-9626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	MCRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false